Share Capital (Details) - Schedule of Residual Value to be Allocated to Common Shares	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Residual Value to Be Allocated to Common Shares [Abstract]
Gross proceeds	$ 3,986,100
Less: total fair value of warrant liability	(2,288,327)
Residual value to common shares	$ 1,697,773